INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.INTANGIBLE ASSETS, NET

	As of December 31,
	2024	2025
	RMB	RMB
	(In thousands)
Customer relationships	94,000	94,000
Trademarks	92,587	92,587
Technology	80,000	80,000
Non-compete agreements	21,400	21,400
Database	1,000	1,000
Domains	909	909
Total cost	289,896	289,896
Less: accumulated amortization and impairment	(37,307)	(188,987)
Total intangible assets, net	252,589	100,909

Majority of intangible assets were acquired in connection with business acquisitions. Amortization expenses of intangible assets were RMB2.2 million, RMB33.5 million and RMB31.9 million for the years ended December 31, 2023, 2024 and 2025, respectively. For the year ended December 31, 2025, considering lower than expected profitability as a result of uncertainties in the market environment, the Group recognized an impairment loss of RMB119.8 million for intangible assets, which was recorded as general and administrative expenses.

The estimated amortization expenses related to intangible assets for future periods are as follows:

Amount
RMB
(In thousands)
For the year ended December 31,
2026	18,602
2027	18,529
2028	18,165
2029	9,527
2030	8,837
Thereafter	27,249
Total	100,909